Note 14 - Segments - Assets by Reportable Segment (Details) - USD ($)	Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Land, buildings and improvements, net			$ 200,206,620		$ 211,108,065
Total assets	$ 194,221,128		220,784,408		233,050,040
Cash, cash equivalents and restricted cash	8,657,989		10,391,275		9,776,215
Other assets, net	4,949,592		5,709,586		7,646,207
Operating Segments [Member]
Total assets	180,799,283		209,158,266		220,186,759
Segment Reconciling Items [Member]
Total assets	194,221,128		220,784,408		233,050,040
Cash, cash equivalents and restricted cash	2,023,182		1,591,041		9,776,215
Other assets, net	11,398,663		10,035,101		3,087,066
Office/Industrial Properties [Member] | Operating Segments [Member]
Land, buildings and improvements, net	103,838,473	[1]	126,421,648	[1],[2]	138,694,773	[2]
Total assets	103,584,934	[3]	131,180,612	[3],[4]	143,620,315	[4]
Model Home Properties [Member] | Operating Segments [Member]
Land, buildings and improvements, net	47,369,007	[1]	48,466,371	[1],[2]	48,762,869	[2]
Total assets	50,721,230	[3]	51,389,400	[3],[4]	48,864,060	[4]
Retail Properties [Member] | Operating Segments [Member]
Land, buildings and improvements, net	25,226,109	[1]	25,318,601	[1],[2]	23,650,423	[2]
Total assets	$ 26,493,119	[3]	$ 26,588,254	[3],[4]	$ 27,702,384	[4]

[1]	Includes lease intangibles and the land purchase option related to property acquisitions.
[2]	Includes lease intangibles and the land purchase option related to property acquisitions.
[3]	Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.
[4]	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.